Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
September 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT1-1124
1.9894032.105
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
ALABAMA - 0.6%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	30,000	28,819
Escrowed/Pre-Refunded - 0.0%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	26,076
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	30,000	30,386
		56,462
Health Care - 0.1%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	50,000	51,597
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	45,000	44,271
		95,868
State G.O. - 0.4%
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	326,516
Water & Sewer - 0.1%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	90,000	55,182
TOTAL ALABAMA		562,847
ARIZONA - 1.7%
Education - 0.2%
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	70,000	70,065
University AZ Univ Revs Series 2016B, 5% 6/1/2042	95,000	97,332
		167,397
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr Series 2015A, 5% 12/1/2032	25,000	25,339
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2038	145,000	151,206
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	55,000	59,533
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	145,000	168,130
		404,208
Health Care - 0.1%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2026	15,000	15,038
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	41,330
		56,368
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	90,000	64,443
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	25,000	30,931
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2041 (National Public Finance Guarantee Corporation Insured) (c)	80,000	101,010
Phoenix AZ Civic Impt Corp Series 2015A, 5% 7/1/2031	25,000	25,372
		221,756
State G.O. - 0.1%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	20,000	21,901
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2024 (Citigroup Inc Guaranteed)	15,000	15,032
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,683
		52,616
Transportation - 0.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	95,000	95,674
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	110,000	117,533
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2044 (d)	40,000	41,553
		254,760
Water & Sewer - 0.2%
Lake Havasu City AZ Wastewater System Revenue Series B, 4% 7/1/2045 (Assured Guaranty Municipal Corp Insured)	60,000	58,545
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	125,000	116,929
		175,474
TOTAL ARIZONA		1,332,579
ARKANSAS - 0.2%
Escrowed/Pre-Refunded - 0.0%
Pulaski County Public Facilities Board Series 2014, 5% 12/1/2039 (Pre-refunded to 12/1/2024 at 100)	35,000	35,091
Water & Sewer - 0.2%
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2034	145,000	155,554
TOTAL ARKANSAS		190,645
CALIFORNIA - 18.7%
Education - 1.5%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured)	25,000	17,879
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030	15,000	12,495
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	20,000	25,086
California St Univ Rev Series 2015A, 5% 11/1/2026	15,000	15,425
California St Univ Rev Series 2016A, 3.2% 11/1/2037	15,000	14,902
California St Univ Rev Series 2016A, 5% 11/1/2026	40,000	41,816
California St Univ Rev Series 2020C, 3% 11/1/2040	100,000	92,741
University CA Revs 5% 5/15/2035	50,000	52,626
University CA Revs Series 2015 I, 5% 5/15/2028	10,000	10,136
University CA Revs Series 2016AR, 5% 5/15/2035	15,000	15,531
University CA Revs Series 2017AV, 5% 5/15/2047	110,000	113,942
University CA Revs Series 2017M, 5% 5/15/2031	140,000	148,646
University CA Revs Series 2017M, 5% 5/15/2032	35,000	37,064
University CA Revs Series 2017M, 5% 5/15/2036	20,000	21,007
University CA Revs Series 2020 BE, 4% 5/15/2047	115,000	115,330
University CA Revs Series 2020 BE, 5% 5/15/2043	15,000	16,373
University CA Revs Series 2022 BK, 5% 5/15/2032	115,000	135,399
University CA Revs Series 2022 S, 5% 5/15/2036	125,000	144,786
University CA Revs Series 2023 BM, 5% 5/15/2027	100,000	107,324
		1,138,508
Electric Utilities - 0.9%
Imperial CA Irr Dist Elec Rev Series C, 5% 11/1/2038	85,000	87,760
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2036	50,000	52,635
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2035	90,000	97,951
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	150,000	161,175
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	105,000	118,368
Pasadena CA Elec Rev Series 2013A, 4.5% 6/1/2040	15,000	15,012
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2026	50,000	52,704
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	100,000	119,357
		704,962
Escrowed/Pre-Refunded - 0.1%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity)	90,000	62,356
Anaheim CA Pub Fin Auth Lease Rev Series 1997 C, 0% 9/1/2035	45,000	32,400
California Health Facilities Financing Authority Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	10,000	10,549
California Statewide Community Development Authority Rev Series 2015, 3% 8/15/2029	50,000	50,381
Foothill/Estrn Transn CA Toll 0% 1/1/2029	30,000	27,054
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2035 (Pre-refunded to 6/1/2025 at 100)	10,000	10,151
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,151
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,243
Solano Calif Cmnty College Dist Gen. Oblig. Series 2013 A, 5.125% 8/1/2041 (Pre-refunded to 8/1/2028 at 100) (c)	10,000	10,943
		219,228
General Obligations - 8.1%
Alameda Cnty Calif Jt Pwrs Auth Lease Rev (Alameda County CA Proj.) Series 2023 A, 5% 12/1/2033	160,000	193,337
Berkley CA Alameda County Uni Sch Dist Series 2018E, 3.5% 8/1/2045	100,000	95,651
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	30,000	29,987
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	26,239
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	75,000	63,330
Contra Costa CA Community College Dist Gen. Oblig. Series 2014A, 4% 8/1/2039	5,000	4,999
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	125,000	108,959
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034	60,000	44,729
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038	85,000	52,053
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	65,000	63,243
Foothill-De Anza CA Cmty College Dist Gen. Oblig. Series 2003 B, 0% 8/1/2033	85,000	66,366
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	30,012
Grossmont CA Union High School Dist 0% 8/1/2030	40,000	34,093
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	30,000	25,315
Grossmont-Cuyamaca Ccd Gen. Oblig. Series 2018 B, 4% 8/1/2047	200,000	200,139
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	155,000	132,362
Long Beach CA Uni Sch Dist 0% 8/1/2035	90,000	64,147
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	80,000	79,948
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2033	30,000	36,204
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2039	15,000	17,830
Los Angeles CA Ccd Gen. Oblig. Series J, 5% 8/1/2028	20,000	21,553
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	40,000	40,604
Los Angeles Unified School District/CA Series 2016A, 5% 7/1/2029	80,000	81,389
Los Angeles Unified School District/CA Series 2016B, 5% 7/1/2025	15,000	15,249
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	20,000	21,998
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	45,000	50,623
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	75,000	83,911
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2037	40,000	47,183
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	75,000	75,889
Marin Healthcare District Gen. Oblig. Series 2017A, 3% 8/1/2037	5,000	4,633
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2030	20,000	16,573
Newport Mesa CA Uni Sch Dist 0% 8/1/2036	70,000	48,622
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039	5,000	2,831
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Series 2016A, 3% 8/1/2040	25,000	22,863
Palo Alto Calif Uni Sch Dist 0% 8/1/2030	50,000	43,085
Palo Alto Calif Uni Sch Dist 0% 8/1/2032	100,000	80,706
Palo Alto Calif Uni Sch Dist 0% 8/1/2033	15,000	11,712
Peralta Calif Cmnty College Dist Gen. Oblig. Series 2016A, 4% 8/1/2039	130,000	130,212
Perris Calif Un High Sch Dist Series 2019 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	25,000	21,759
Poway CA Unified Sch Dist 0% 8/1/2034	50,000	37,065
Poway CA Unified Sch Dist 0% 8/1/2041	190,000	103,356
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048	45,000	17,558
San Diego CA Uni Sch Dist 0% 7/1/2030	35,000	29,917
San Diego CA Uni Sch Dist 0% 7/1/2043	40,000	20,452
San Diego CA Uni Sch Dist 5.25% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	10,000	10,840
San Diego CA Uni Sch Dist Series 2019B, 3.25% 7/1/2048	80,000	71,506
San Diego CA Uni Sch Dist Series 2021 N2, 4% 7/1/2046	25,000	25,285
San Diego CA Uni Sch Dist Series 2024 ZR 5A, 5% 7/1/2039	20,000	23,898
San Diego CA Uni Sch Dist Series 2025 SR 4C, 5% 7/1/2034 (e)	115,000	136,986
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	10,000	11,134
San Diego CA Uni Sch Dist Series I, 4% 7/1/2047	15,000	14,919
San Diego CA Uni Sch Dist Series J, 5% 7/1/2030	80,000	85,452
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2030	125,000	134,290
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	45,000	46,829
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	35,000	35,380
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2032	75,000	88,868
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2034	85,000	100,146
San Mateo CA Unified Sch Dist 6.45% 9/1/2033 (c)(f)	50,000	48,749
San Mateo CA Unified Sch Dist 6.7% 9/1/2041 (c)(f)	10,000	10,722
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	34,975
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 3.5% 4/1/2039	40,000	40,190
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2042	100,000	89,059
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	100,000	94,872
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	55,000	55,113
State of California Gen. Oblig. 3% 10/1/2036	50,000	47,504
State of California Gen. Oblig. 3% 11/1/2035	220,000	215,359
State of California Gen. Oblig. 4% 10/1/2037	80,000	84,396
State of California Gen. Oblig. 4% 11/1/2044	10,000	9,944
State of California Gen. Oblig. 4% 3/1/2028	60,000	63,150
State of California Gen. Oblig. 4% 3/1/2037	85,000	88,960
State of California Gen. Oblig. 4% 3/1/2050	95,000	95,496
State of California Gen. Oblig. 4% 4/1/2043	40,000	39,766
State of California Gen. Oblig. 4% 4/1/2049	100,000	100,273
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,513
State of California Gen. Oblig. 5% 10/1/2039	110,000	112,895
State of California Gen. Oblig. 5% 11/1/2027	90,000	97,224
State of California Gen. Oblig. 5% 11/1/2031	80,000	91,039
State of California Gen. Oblig. 5% 11/1/2034	80,000	86,895
State of California Gen. Oblig. 5% 4/1/2027	5,000	5,325
State of California Gen. Oblig. 5% 4/1/2032	205,000	238,870
State of California Gen. Oblig. 5% 4/1/2045	60,000	64,051
State of California Gen. Oblig. 5% 8/1/2026	20,000	20,394
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,383
State of California Gen. Oblig. 5% 8/1/2045	30,000	30,435
State of California Gen. Oblig. 5% 9/1/2026	15,000	15,749
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	30,000	29,381
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	100,000	101,663
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,319
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	20,000	20,874
State of California Gen. Oblig. Series 2017, 4% 11/1/2036	20,000	20,521
State of California Gen. Oblig. Series 2017, 4% 8/1/2027	55,000	56,563
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	150,000	162,041
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	65,000	68,082
State of California Gen. Oblig. Series 2017, 5% 8/1/2027	30,000	32,216
State of California Gen. Oblig. Series A, 4% 3/1/2045	100,000	99,713
State of California Gen. Oblig. Series C, 5% 9/1/2026	40,000	40,874
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	51,056
West Contra Costa Calif Uni Sch Dist 0% 8/1/2027 (Assured Guaranty Inc Insured)	70,000	65,069
West Contra Costa Calif Uni Sch Dist Series 2020 E, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	75,000	75,043
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	75,000	67,598
William S Hart Uni High School Dist 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured)	140,000	126,745
Yosemite CA Cmnty College Dist Gen. Oblig. 0% 8/1/2031	100,000	82,069
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	150,000	142,645
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	30,000	28,301
		6,392,293
Health Care - 0.8%
California Health Facilities Financing Authority (Childrens Hospital Los Ang CA Proj.) Series 2017A, 5% 8/15/2047	15,000	15,367
California Health Facilities Financing Authority (Stanford Health Care Proj.) 4% 8/15/2050	185,000	184,360
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,376
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	20,000	20,076
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	35,000	37,244
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	40,000	37,943
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 4.375% 1/1/2048	10,000	10,089
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	30,000	32,116
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	155,000	151,972
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	152,390
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2042	10,000	9,338
		666,271
Other - 0.5%
Alameda Calif Uni Sch Dist Series B, 4% 8/1/2052	35,000	35,011
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	100,000	100,521
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2020 A 1, 5% 4/1/2033	90,000	108,134
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	90,000	108,134
		351,800
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2018 A, 4% 2/1/2032	35,000	36,295
Special Tax - 1.1%
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	135,000	133,295
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	47,848
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 4% 6/1/2038	95,000	101,600
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2023 A, 5% 7/1/2036	75,000	89,073
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2024A, 5% 7/1/2035	30,000	36,333
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	100,000	104,834
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	50,000	43,632
San Francisco County Transportation Authority Series 2017, 3% 2/1/2033	155,000	154,245
San Mateo Cnty CA Trans Dist Sales Tax Rev Series 2015A, 3.25% 6/1/2033	60,000	59,935
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	25,000	22,113
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2045	75,000	63,442
		856,350
State G.O. - 0.8%
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	500,000	515,592
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	28,042
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	30,000	35,443
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	32,673
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	31,093
		642,843
Transportation - 2.4%
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2034	50,000	51,072
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2042	10,000	10,069
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	45,000	44,818
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	70,000	69,532
Bay Area Toll Au CA Bridge Rev Series 2024 S 11, 5% 4/1/2035	95,000	114,373
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (d)	30,000	28,922
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	15,000	14,877
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	65,000	62,160
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (d)	50,000	49,788
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (d)	155,000	161,718
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (d)	80,000	83,113
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2026 (d)	5,000	5,154
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2038	85,000	94,166
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2037	50,000	57,033
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	90,000	98,534
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	31,545
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 A, 5% 7/1/2034	75,000	82,954
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2042 (d)	175,000	178,444
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	20,000	20,828
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	25,000	25,873
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (d)	125,000	133,015
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 A, 4% 5/1/2039 (d)	35,000	35,033
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 B, 4% 5/1/2039	100,000	103,591
San Francisco Municipal Transportation Agency Series 2021 C, 4% 3/1/2046	200,000	200,820
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2029 (National Public Finance Guarantee Corporation Insured)	50,000	44,103
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured)	90,000	73,445
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured)	5,000	3,913
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2021 A, 4% 1/15/2050	30,000	30,243
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	25,000	25,960
		1,935,096
Water & Sewer - 2.5%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2032	95,000	112,399
Beaumont Calif Pub Impt Auth Wastewater Rev Series 2018 A, 5% 9/1/2049 (Assured Guaranty Municipal Corp Insured)	175,000	181,642
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	90,000	106,404
California St Dept Wtr Res Cen Series 2016, 4% 12/1/2031	10,000	10,229
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	5,000	5,591
California St Dept Wtr Res Cen Series BA, 5% 12/1/2034	90,000	100,000
City of Los Angeles CA Wastewater System Revenue Series 2022 A, 5% 6/1/2047	85,000	94,470
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,832
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2032	45,000	48,057
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	190,000	223,924
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	55,000	57,526
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	5,000	5,363
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2037	100,000	107,798
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2036	85,000	94,561
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	100,000	119,350
San Diego CA Pub Facs Fing Auth Swr Rev Series 2016A, 5% 5/15/2039	100,000	103,236
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	10,000	10,656
San Diego CA Pub Facs Fing Auth Wtr Rev Series 2018A, 5% 8/1/2043	325,000	344,989
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2048	100,000	100,184
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2051	100,000	99,749
San Francisco CA Pub Util Comm Wtr Rev Series 2015A, 5% 11/1/2029	20,000	20,259
San Francisco CA Pub Util Comm Wtr Rev Series 2016A, 5% 11/1/2031	100,000	104,359
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	30,000	32,321
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	45,000	48,201
West Cnty Facs Fing Auth CA Wstwtr Rev Series 2021, 4% 6/1/2046	85,000	85,387
		2,282,487
TOTAL CALIFORNIA		15,226,133
COLORADO - 2.3%
Education - 0.0%
University Colo Enterprise Sys Series 2016 B, 2.75% 6/1/2030	15,000	14,410
Electric Utilities - 0.2%
Colorado Springs Colo Utils Series 2018A 2, 5% 11/15/2048	25,000	26,277
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	100,000	103,184
		129,461
General Obligations - 0.7%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 3.625% 12/15/2036	200,000	201,976
County of Pueblo CO Series 2022A, 5% 7/1/2049	135,000	145,948
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2019, 5% 12/1/2037	155,000	166,448
Grand Cnty Colo Sch Dist No 002 East Grand Series 2022, 4% 12/1/2046	100,000	100,454
		614,826
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	5,000	4,885
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2046	100,000	98,785
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	90,000	91,339
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	10,000	9,722
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	129,788
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	117,377
		451,896
Special Tax - 0.1%
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2042	100,000	101,500
Transportation - 0.5%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (d)	55,000	57,260
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,608
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (d)	20,000	21,036
Denver CO City & Cnty Arpt Series 2018 B, 3.5% 12/1/2035	10,000	9,832
Denver CO City & Cnty Arpt Series 2019 C, 5% 11/15/2031	20,000	22,176
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	180,000	193,339
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured)	30,000	23,773
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured)	50,000	38,015
		397,039
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	100,000	110,837
TOTAL COLORADO		1,819,969
CONNECTICUT - 2.0%
Education - 0.0%
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.375% 7/1/2037	10,000	9,713
General Obligations - 0.7%
Connecticut St Gen. Oblig. 3% 6/1/2039	60,000	55,408
Connecticut St Gen. Oblig. 4% 6/1/2030	120,000	128,912
Connecticut St Gen. Oblig. 4% 6/1/2031	25,000	26,663
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	15,000	15,150
Connecticut St Gen. Oblig. Series 2015B, 3.375% 6/15/2029	25,000	25,087
Connecticut St Gen. Oblig. Series 2015B, 4% 6/15/2033	110,000	110,555
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	15,000	15,533
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	45,000	45,661
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,947
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	15,000	15,964
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	20,000	19,854
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2029	25,000	27,061
		511,795
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	45,000	45,444
Housing - 0.3%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series D 1, 3.2% 11/15/2032	10,000	9,690
Conn St Hsg Fin Auth Series 2020 A 1, 3.5% 11/15/2045	140,000	140,149
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	95,000	95,138
		244,977
Special Tax - 0.9%
Connecticut St Spl Tax Oblig 5% 5/1/2028	135,000	147,082
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	20,000	21,138
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	15,000	16,208
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2035	175,000	188,199
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	55,000	55,330
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2028	60,000	61,099
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2033	95,000	96,378
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	25,000	25,909
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2027	55,000	56,077
		667,420
TOTAL CONNECTICUT		1,479,349
DELAWARE - 0.9%
General Obligations - 0.4%
Delaware St Gen. Oblig. 3.25% 3/1/2037	6,000	5,966
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	115,000	129,930
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2032	85,000	99,373
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2035	100,000	117,910
		353,179
Health Care - 0.2%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	60,000	58,478
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2032	65,000	71,589
		130,067
Special Tax - 0.3%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2031	210,000	237,294
TOTAL DELAWARE		720,540
DISTRICT OF COLUMBIA - 1.6%
Education - 0.2%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	26,020
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2032	120,000	124,685
		150,705
General Obligations - 0.4%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2029	10,000	10,634
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2028	90,000	99,203
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2040	110,000	114,019
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	95,000	108,826
		332,682
Special Tax - 0.5%
District Columbia Income Tax Rev Series 2020 A, 4% 3/1/2045	50,000	50,039
District Columbia Income Tax Rev Series 2020 B, 5% 10/1/2031	90,000	103,826
District Columbia Income Tax Rev Series 2023C, 5% 10/1/2032	110,000	128,484
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2026	50,000	52,150
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	50,000	51,845
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2030	35,000	36,924
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	40,000	42,324
		465,592
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2028 (d)	20,000	20,005
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2029 (d)	50,000	50,013
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	40,000	42,042
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2039 (d)	60,000	63,167
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2030 (Assured Guaranty Inc Insured)	65,000	53,542
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured)	15,000	11,881
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured)	35,000	24,584
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured)	5,000	3,202
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	10,000	7,925
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	95,000	90,218
		366,579
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2014C, 5% 10/1/2027	30,000	30,036
District Columbia Wtr & Swr Auth Pub Util Rev Series 2014C, 5% 10/1/2028	25,000	25,029
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	30,000	32,030
		87,095
TOTAL DISTRICT OF COLUMBIA		1,402,653
FLORIDA - 3.8%
Education - 0.2%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	60,000	61,245
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	70,000	63,160
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	10,000	9,829
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 4% 4/1/2053	25,000	24,438
		158,672
Electric Utilities - 0.1%
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	60,000	62,251
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	30,000	31,657
Halifax Hosp Med Ctr FL Hosp Series 2015, 4% 6/1/2038 (Pre-refunded to 6/1/2025 at 100)	25,000	25,189
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2028 (Pre-refunded to 8/1/2025 at 100)	50,000	50,924
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	10,000	10,275
		118,045
General Obligations - 1.0%
Florida St (Florida St Proj.) Gen. Oblig. Series 2021 A, 5% 7/1/2029	95,000	106,275
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016D, 4% 6/1/2032	50,000	50,795
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	56,608
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	65,000	69,264
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 2% 11/1/2038	190,000	145,116
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2027	20,000	21,476
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2032	10,000	10,983
Miami Beach FL Gen. Oblig. Series 2019, 3.25% 5/1/2049	25,000	21,581
Miami Dade Cnty FL Pub Fac Rev (Miami-Dade Cnty Fla Proj.) Series 2015A, 5% 6/1/2028	120,000	121,634
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	85,000	86,849
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016C, 5% 2/1/2032	90,000	91,840
Miami-Dade Cnty Fla Gen. Oblig. Series 2013 A, 5% 7/1/2026	5,000	5,079
Miami-Dade Cnty Fla Gen. Oblig. Series 2015 D, 3% 7/1/2039	5,000	4,552
Miami-Dade Cnty Fla Gen. Oblig. Series 2015B, 5% 7/1/2027	40,000	40,158
Miami-Dade Cnty Fla Gen. Oblig. Series 2016 A, 5% 7/1/2029	70,000	72,683
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2043	10,000	10,745
		915,638
Health Care - 0.4%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	15,000	11,931
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	115,000	89,132
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	30,000	28,740
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	85,000	86,749
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2032	50,000	52,398
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	35,000	35,665
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,761
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	15,000	14,104
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	125,000	120,675
		465,155
Housing - 0.0%
Florida Hsg Fin Corp Rev Series 2017 1, 3.6% 7/1/2037	20,000	19,753
Special Tax - 0.5%
Florida St Dep Envirn Prot Rev Series 2016 A, 2% 7/1/2028	50,000	47,444
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2041	20,000	9,949
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031	35,000	26,621
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032	25,000	18,174
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 5% 7/1/2031	25,000	27,471
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured)	60,000	21,897
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	70,000	83,000
Orange Cnty FL Tourist Dev Tax Series 2016 A, 4% 10/1/2034	20,000	20,061
Orange Cnty FL Tourist Dev Tax Series 2017, 5% 10/1/2027	25,000	26,772
Tampa FL Tax Alloc 0% 9/1/2053	195,000	49,713
		331,102
Transportation - 0.8%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (d)	70,000	71,437
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (d)	35,000	35,483
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2044 (d)	75,000	72,881
Florida St Dept Transn Tpk Rev Series 2019 B, 3% 7/1/2043	30,000	26,456
Florida St Dept Transn Tpk Rev Series 2019 B, 3% 7/1/2044	200,000	174,503
Florida St Dept Transn Tpk Rev Series 2020 B, 2% 7/1/2037	55,000	43,691
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	10,000	10,537
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	70,000	70,445
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2033 (d)	85,000	85,094
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	5,000	5,022
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.25% 7/1/2039	70,000	67,608
		663,157
Water & Sewer - 0.6%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	120,000	114,419
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	125,000	129,265
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	20,000	18,945
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	35,000	35,442
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	40,000	31,778
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2040	100,000	90,739
Port St Lucie FL Util Rev 5.25% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	45,000	47,394
		467,982
TOTAL FLORIDA		3,201,755
GEORGIA - 2.3%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	30,000	31,690
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	5,000	5,688
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2023B, 5% 9/1/2033	110,000	130,330
		167,708
Electric Utilities - 0.2%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	80,000	82,999
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	110,000	109,882
		192,881
Escrowed/Pre-Refunded - 0.1%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2043 (Pre-refunded to 5/1/2025 at 100)	50,000	50,588
General Obligations - 0.6%
Georgia St Gen. Oblig. 4% 7/1/2042	100,000	103,502
Georgia St Gen. Oblig. 5% 2/1/2027	10,000	10,610
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2027	5,000	5,359
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2030	25,000	26,584
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,767
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	20,000	21,438
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2029	50,000	54,747
Georgia St Gen. Oblig. Series 2020 A, 5% 8/1/2031	50,000	56,625
Georgia St Gen. Oblig. Series 2021 A, 5% 7/1/2033	100,000	114,952
Gwinnett Cnty GA Sch Dist Series 2022 B, 5% 8/1/2026	55,000	57,626
		476,210
Health Care - 0.2%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2026	10,000	10,417
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	65,000	52,482
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	40,000	44,116
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 4% 2/15/2042	20,000	20,031
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2015, 5% 8/1/2034	60,000	60,373
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	30,000	27,443
		214,862
Housing - 0.1%
Georgia Hsg & Fin Auth Rev Series 2017 A, 3.65% 12/1/2032	15,000	15,062
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.2% 12/1/2032	20,000	19,658
Georgia Hsg & Fin Auth Rev Series 2017 C, 3.65% 12/1/2042	15,000	14,413
Georgia Hsg & Fin Auth Rev Series 2020 A, 3.15% 12/1/2044	15,000	13,170
Georgia Hsg & Fin Auth Rev Series A 1, 3.35% 12/1/2041	20,000	18,350
		80,653
Industrial Development - 0.2%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	135,000	124,578
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2017 C, 3.5% 7/1/2038	30,000	29,706
Metro Atlanta Rapid Tran Sales Series 2019 A, 3.125% 7/1/2046	5,000	4,343
		34,049
State G.O. - 0.5%
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	350,000	383,786
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	50,000	49,117
Georgia Port Authority Series 2021, 2.625% 7/1/2051	120,000	86,335
		135,452
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2032	30,000	30,344
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	20,000	20,177
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	15,000	12,065
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2045	5,000	4,188
		66,774
TOTAL GEORGIA		1,927,541
HAWAII - 0.2%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2028	100,000	108,229
Hawaii St Gen. Oblig. Series 2019 FW, 3.5% 1/1/2038	5,000	5,029
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	31,397
Hawaii St Gen. Oblig. Series FH, 5% 10/1/2029	25,000	26,204
		170,859
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	20,000	20,007
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	10,000	10,221
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 3.375% 7/1/2042	5,000	4,654
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 4% 7/1/2033	15,000	15,234
		19,888
TOTAL HAWAII		220,975
IDAHO - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2027	25,000	26,217
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2028	10,000	10,676
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	25,000	25,435
		62,328
TOTAL IDAHO		62,328
ILLINOIS - 4.9%
Education - 0.0%
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2041	10,000	10,354
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	30,000	30,844
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2020 A, 4% 4/1/2050	35,000	34,044
		75,242
Electric Utilities - 0.3%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 4% 2/1/2033	70,000	70,202
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 4% 12/1/2041	135,000	135,024
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2028	25,000	26,295
		231,521
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	20,000	20,082
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	10,000	10,032
		30,114
General Obligations - 1.7%
Chicago IL Gen. Oblig. 5% 1/1/2026	5,000	5,014
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033	70,000	51,092
Chicago IL Gen. Oblig. Series 2000A, 0% 1/1/2029	55,000	47,644
Chicago IL Gen. Oblig. Series 2002B, 5% 1/1/2026	10,000	10,029
Chicago IL Gen. Oblig. Series 2015A, 5.5% 1/1/2033	15,000	15,050
Chicago IL Gen. Oblig. Series 2015A, 5.5% 1/1/2039	120,000	120,287
Chicago IL Gen. Oblig. Series 2017, 5.75% 1/1/2033	50,000	52,227
Chicago IL Gen. Oblig. Series E, 5.5% 1/1/2035	20,000	20,061
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	15,000	15,188
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	65,000	68,847
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	10,000	10,019
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	60,000	63,724
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2030	100,000	107,338
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2025	50,000	51,103
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	85,000	94,588
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	200,000	220,137
Illinois St Gen. Oblig. Series APRIL 2014, 5% 4/1/2027	5,000	5,022
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.125% 11/1/2031	10,000	10,111
Rosemont Ill Gen. Oblig. Series 2016 A, 5% 12/1/2046 (Assured Guaranty Municipal Corp Insured)	335,000	346,955
		1,314,436
Health Care - 0.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	60,000	62,866
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	25,000	25,252
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	50,000	50,295
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	20,000	16,379
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	65,000	64,231
		219,023
Special Tax - 0.9%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 5.25% 12/1/2049	125,000	125,166
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	25,000	23,651
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	75,000	70,207
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2031	15,000	14,505
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2032	20,000	19,133
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured)	70,000	56,915
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured)	20,000	15,600
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured)	50,000	36,055
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured)	10,000	6,931
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured)	30,000	22,959
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured)	30,000	19,492
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured)	70,000	32,578
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured)	345,000	145,396
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured)	50,000	12,103
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	53,576
		654,267
Transportation - 1.5%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	15,000	16,061
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	115,000	118,794
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	100,000	106,885
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	45,000	44,445
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027	20,000	21,099
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2029	95,000	95,414
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	90,000	93,467
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2041	100,000	102,700
Chicago IL O'Hare Intl Arpt Rev Series D, 4% 1/1/2035	85,000	85,042
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2042 (d)	15,000	15,292
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,273
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	55,000	56,096
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	60,000	61,562
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	50,000	52,303
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	35,000	36,919
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	5,000	5,572
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	30,000	33,434
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	100,000	107,899
		1,078,257
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	35,000	36,419
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 1/1/2031	115,000	126,658
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2027	15,000	16,042
		179,119
TOTAL ILLINOIS		3,781,979
INDIANA - 0.5%
Education - 0.1%
Indiana Univ Lease Purch Oblig (Indiana Univ Revs Proj.) Series 2020A, 4% 6/1/2045	5,000	5,010
Purdue University Series EE, 5% 7/1/2036	80,000	88,967
		93,977
Escrowed/Pre-Refunded - 0.1%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity)	70,000	55,713
Indiana Finance Authority Series 2014A, 5% 10/1/2031	50,000	50,000
		105,713
Special Tax - 0.1%
Carmel Ind Loc Pub Impt Bd Bank (Carmel Ind Proj.) Series 2016, 5% 7/15/2030	10,000	10,376
Indianapolis Ind Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2033	15,000	15,991
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2033	15,000	16,211
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	26,153
		68,731
Water & Sewer - 0.2%
Indiana Finance Authority Series 2021 1, 5% 10/1/2027	55,000	59,129
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	25,000	27,129
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured)	50,000	45,117
		131,375
TOTAL INDIANA		399,796
IOWA - 0.4%
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	100,000	101,016
Water & Sewer - 0.3%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2016, 5% 8/1/2026	30,000	31,410
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	50,000	52,520
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2028	165,000	181,055
		264,985
TOTAL IOWA		366,001
KANSAS - 0.1%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	20,000	19,136
Health Care - 0.1%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2017 A, 5% 3/1/2047	85,000	86,792
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 4% 9/1/2048	25,000	24,191
		110,983
TOTAL KANSAS		130,119
KENTUCKY - 0.3%
Education - 0.0%
University of Kentucky Series 2018 A, 3.5% 10/1/2047	25,000	22,158
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	75,000	74,880
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	25,000	25,176
		100,056
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	31,345
Health Care - 0.1%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2027 (National Public Finance Guarantee Corporation Insured)	45,000	40,166
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	100,000	102,145
		142,311
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	60,000	48,592
TOTAL KENTUCKY		344,462
LOUISIANA - 0.6%
Education - 0.1%
Louisiana Pub Facs Auth Lease (Provident Properties Proj.) Series 2017, 5% 7/1/2057	50,000	50,707
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	20,000	20,538
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2041	115,000	126,459
Louisiana St Gen. Oblig. Series D 1, 3% 12/1/2029	60,000	59,956
		186,415
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	23,391
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	20,000	20,016
		43,407
Special Tax - 0.3%
Louisiana St Gas & Fuel Tax Rv Series 2017 C, 5% 5/1/2045	250,000	259,793
Transportation - 0.0%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2029	20,000	21,805
Water & Sewer - 0.0%
Shreveport LA Wtr & Swr Rev Series 2014B, 4% 12/1/2038	25,000	25,000
TOTAL LOUISIANA		607,665
MAINE - 0.1%
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2021 A, 4% 7/1/2050 (Assured Guaranty Municipal Corp Insured)	75,000	72,760
MARYLAND - 1.8%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.25% 4/1/2036	50,000	50,070
General Obligations - 1.1%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2029	150,000	167,099
Prince Georges County MD Gen. Oblig. Series 2018 A, 3.25% 7/15/2036	155,000	153,793
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	32,451
State of Maryland Gen. Oblig. Series 2018, 5% 8/1/2031	100,000	108,156
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	168,250
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	30,000	33,228
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	55,000	60,648
Washington Suburban San Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	67,141
Washington Suburban San Dist MD Series 2016, 3% 6/1/2046	150,000	127,617
		918,383
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	50,000	49,198
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 C, 3% 3/1/2042	20,000	17,391
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	205,000	151,954
Transportation - 0.3%
Maryland St Transn Auth Transn 2.25% 7/1/2039	185,000	146,855
Maryland St Transn Auth Transn 4% 7/1/2040	85,000	86,766
		233,621
TOTAL MARYLAND		1,420,617
MASSACHUSETTS - 2.5%
Education - 0.1%
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	30,000	29,585
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2040	40,000	49,806
		79,391
General Obligations - 1.5%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	73,594
Massachusetts St Gen. Oblig. 5% 10/1/2047	100,000	109,714
Massachusetts St Gen. Oblig. 5% 11/1/2032	150,000	177,530
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	30,000	31,079
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	25,000	25,306
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	25,000	26,132
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	40,000	34,058
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	30,000	31,358
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	5,000	5,213
Massachusetts St Gen. Oblig. Series 2019 A, 5% 1/1/2038	60,000	64,705
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	40,000	45,386
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2031	85,000	97,692
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	35,000	37,521
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2041	55,000	59,939
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	55,000	59,516
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	150,000	126,207
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	110,000	120,881
		1,125,831
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 3% 7/1/2032	25,000	24,445
Housing - 0.1%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series A, 4.5% 12/1/2048 (d)	5,000	4,717
Massachusetts St Hsg Fin Agy Series 2019 B 1, 2.75% 12/1/2034	80,000	71,526
		76,243
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	10,000	11,050
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	85,000	86,206
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	10,000	10,689
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	20,000	20,541
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	20,000	20,833
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 B, 4% 2/15/2040	85,000	84,995
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	65,000	74,004
Massachusetts St Transn Fd Rev 5% 6/1/2047	145,000	149,940
		458,258
Transportation - 0.2%
Massachusetts St Fed Hwy Series 2016A, 5% 6/15/2027	55,000	57,175
Massachusetts St Port Auth Rev 5% 7/1/2034 (d)	70,000	77,089
		134,264
TOTAL MASSACHUSETTS		1,898,432
MICHIGAN - 0.8%
Education - 0.1%
Michigan St Univ Revs Series 2019 B, 4% 2/15/2037	60,000	61,428
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2026	10,000	10,229
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2038	50,000	50,793
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2028	20,000	21,009
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	35,000	36,618
		118,649
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	20,577
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2047	20,000	18,770
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	70,000	73,433
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	25,000	26,786
		139,566
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	100,000	108,461
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	40,000	30,785
Michigan St Hsg Dev Auth Sfmr Series 2016, 3.35% 12/1/2031	10,000	10,000
		149,246
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2029	55,000	59,673
Michigan St Trunk Line Fd 4% 11/15/2037	10,000	10,397
		70,070
Transportation - 0.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	50,000	51,625
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (d)	15,000	15,755
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (d)	45,000	47,335
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	100,000	109,200
		223,915
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	35,000	36,158
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	35,000	37,315
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	35,000	40,391
		113,864
TOTAL MICHIGAN		876,738
MINNESOTA - 1.6%
General Obligations - 1.3%
Hennepin Cnty Minn Gen. Oblig. Series 2019 B, 5% 12/15/2031	480,000	525,040
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	30,000	32,334
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	55,000	54,575
Minnesota St Gen. Oblig. Series 2022B, 5% 8/1/2032	90,000	105,525
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	90,000	67,560
Rochester MN Ind Sch Dst No535 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	210,000	182,007
Virginia MN Series 2019A, 3% 2/1/2036 (Minnesota St Guaranteed)	85,000	83,967
		1,051,008
Health Care - 0.1%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 4% 11/15/2037	95,000	92,449
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2029	25,000	27,999
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3.25% 5/1/2039	15,000	13,496
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	20,000	20,881
		154,825
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 2.45% 1/1/2052	100,000	69,787
Minnesota Housing Finance Agency Series 2019 F, 3.75% 1/1/2050	25,000	25,080
Minnesota Housing Finance Agency Series 2021 C, 4% 8/1/2043	75,000	75,302
		170,169
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	36,801
TOTAL MINNESOTA		1,412,803
MISSISSIPPI - 0.4%
Escrowed/Pre-Refunded - 0.3%
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2031 (Pre-refunded to 12/1/2026 at 100)	75,000	79,286
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2035 (Pre-refunded to 12/1/2026 at 100)	55,000	58,142
West Rankin Miss Util Auth Rev Series 2018, 5% 1/1/2048 (Pre-refunded to 1/1/2028 at 100)	100,000	108,048
		245,476
Special Tax - 0.1%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	45,000	46,733
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	5,000	5,429
		52,162
TOTAL MISSISSIPPI		297,638
MISSOURI - 0.8%
Electric Utilities - 0.2%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	35,000	35,124
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2016 A, 5% 12/1/2040	150,000	153,254
		188,378
Escrowed/Pre-Refunded - 0.1%
Metropolitian St Louis MO Swr Dist Wastewtr Sys Rev Series 2015 B, 5% 5/1/2045 (Pre-refunded to 5/1/2025 at 100)	80,000	80,964
General Obligations - 0.0%
Missouri St Brd Pub Bldgs Spl (Missouri St Proj.) Series 2014A, 3% 10/1/2029	15,000	15,000
Health Care - 0.5%
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	85,000	83,568
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	15,000	14,999
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	25,000	22,958
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2049	55,000	52,755
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	30,000	31,074
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	125,000	128,968
		334,322
TOTAL MISSOURI		618,664
MONTANA - 0.1%
Health Care - 0.1%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2028	20,000	20,786
Montana Facility Finance Authority (Kalispell Regional Medical Center Proj.) Series 2018 B, 4.125% 7/1/2038	75,000	75,626
		96,412
TOTAL MONTANA		96,412
NEBRASKA - 0.3%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	40,000	38,898
Electric Utilities - 0.2%
Omaha Public Power District Series 2021 B, 4% 2/1/2046	125,000	125,445
Escrowed/Pre-Refunded - 0.0%
University NE Univ Revs Series 2016A, 3% 7/1/2039 (Pre-refunded to 7/1/2026 at 100)	5,000	5,044
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Methodist Hospital Proj.) Series 2015, 4.25% 11/1/2045	35,000	34,213
Nebraska Edl Health Cultural & Social Svcs Fin Auth Rev (Immanuel Retirement Communitis Proj.) Series 2019 A, 4% 1/1/2049	85,000	78,111
		112,324
TOTAL NEBRASKA		281,711
NEVADA - 0.6%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Southern California Edison Co Proj.) Series 2010, 2.1% 6/1/2031	100,000	89,130
General Obligations - 0.3%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2038	15,000	13,921
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 6/1/2043	100,000	105,165
Clark Cnty NV Gen. Oblig. Series 2019 A, 5% 12/1/2024	5,000	5,013
Clark Cnty NV Gen. Oblig. Series 2019 A, 5% 12/1/2028	15,000	16,557
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	30,000	27,363
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	50,000	45,257
		213,276
Special Tax - 0.2%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	50,000	53,023
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2040	100,000	101,305
		154,328
TOTAL NEVADA		456,734
NEW JERSEY - 3.0%
Education - 0.1%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	25,000	23,887
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	37,367
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	38,322
		99,576
Electric Utilities - 0.0%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	20,000	16,878
General Obligations - 1.8%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2030	80,000	88,706
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	5,000	5,240
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	45,000	45,679
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	15,000	15,124
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	60,000	61,060
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	20,000	21,962
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	20,000	20,799
New Jersey St Gen. Oblig. 4% 6/1/2034 (Pre-refunded to 6/1/2025 at 100)	15,000	15,115
New Jersey Trans Trust Fund Auth 0% 12/15/2026	70,000	65,628
New Jersey Trans Trust Fund Auth 0% 12/15/2027	30,000	27,290
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	5,000	4,275
New Jersey Trans Trust Fund Auth 0% 12/15/2032	35,000	26,537
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	10,000	7,643
New Jersey Trans Trust Fund Auth 0% 12/15/2033	90,000	65,786
New Jersey Trans Trust Fund Auth 0% 12/15/2033	110,000	80,405
New Jersey Trans Trust Fund Auth 0% 12/15/2037	5,000	3,100
New Jersey Trans Trust Fund Auth 0% 12/15/2038	65,000	38,203
New Jersey Trans Trust Fund Auth 5% 6/15/2028	85,000	92,206
New Jersey Trans Trust Fund Auth 5% 6/15/2030	50,000	55,953
New Jersey Trans Trust Fund Auth 5% 6/15/2034	85,000	91,354
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2027	30,000	30,497
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2029	45,000	45,716
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	5,000	5,074
New Jersey Trans Trust Fund Auth Series 2018 A, 4% 12/15/2031	80,000	82,730
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	95,000	97,188
New Jersey Trans Trust Fund Auth Series 2019 AA, 4.5% 6/15/2049	5,000	5,091
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2037	160,000	163,154
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2032	80,000	86,474
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2026	90,000	94,013
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2027	10,000	10,667
		1,452,669
Health Care - 0.1%
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 4% 7/1/2052	25,000	24,251
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3% 7/1/2032	25,000	23,081
		47,332
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018 A, 3.75% 10/1/2035	70,000	70,074
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	30,000	31,931
Transportation - 0.9%
Delaware River & Bay Auth Series 2021, 4% 1/1/2046	65,000	65,376
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	55,000	55,817
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,807
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2031	75,000	77,339
New Jersey Turnpike Authority 5% 1/1/2033	100,000	116,410
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	30,000	30,719
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2033	70,000	73,229
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	5,000	5,113
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	10,000	10,788
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2051	190,000	187,942
		648,540
TOTAL NEW JERSEY		2,367,000
NEW MEXICO - 0.5%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	10,000	7,829
Housing - 0.5%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 C CL I, 3% 1/1/2052	85,000	83,778
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 D CL I, 3% 7/1/2052	130,000	128,065
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2022 C, 3.95% 9/1/2047	165,000	159,465
		371,308
TOTAL NEW MEXICO		379,137
NEW YORK - 17.7%
Education - 1.3%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	48,083
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	55,000	55,078
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	5,000	5,173
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2026	65,000	67,943
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	55,000	48,403
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020 A2, 5% 7/1/2031	25,000	28,577
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	95,000	95,922
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 4% 7/1/2045	30,000	30,056
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	103,836
New York State Dormitory Authority (New York Univ, NY Proj.) Series 2015A, 3% 7/1/2029	50,000	50,205
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	75,000	81,330
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	65,000	70,221
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	135,000	147,631
		832,458
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec Series 1998 A, 0% 12/1/2026 (Assured Guaranty Municipal Corp Insured)	125,000	116,675
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	10,000	10,252
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	20,000	20,839
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	30,000	32,318
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	130,000	155,772
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	15,000	14,898
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	52,464
		403,218
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	35,000	36,129
General Obligations - 2.5%
City of New York NY Gen. Oblig. 4% 8/1/2050	140,000	138,383
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	30,000	31,947
City of New York NY Gen. Oblig. Series 2018 F 1, 3.5% 4/1/2046	135,000	123,694
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2034	25,000	27,016
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2034	70,000	75,813
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	150,000	163,442
City of New York NY Gen. Oblig. Series C, 3% 8/1/2029	50,000	50,298
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	25,000	26,139
City of New York NY Gen. Oblig. Series F 1, 3.5% 3/1/2038	120,000	118,180
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 3% 8/1/2026	45,000	45,383
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 3% 3/1/2045	50,000	41,365
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	55,000	60,467
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	95,000	103,992
Nassau Cnty NY Gen. Oblig. Series 2016 A, 3.5% 1/1/2037	130,000	130,068
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2026	100,000	100,726
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2040	80,000	80,945
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	125,000	117,709
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	10,000	10,790
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2035	35,000	37,827
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	50,000	40,478
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2032	100,000	116,578
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	35,000	37,142
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2023 A, 5% 10/1/2032	90,000	104,443
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	10,000	9,427
Suffolk Cnty NY Gen. Oblig. Series 2015 C, 5% 5/1/2027	10,000	9,990
Westchester Cnty NY Gen. Oblig. Series 2021 A, 5% 10/15/2029	65,000	73,485
		1,875,727
Health Care - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	25,000	23,854
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	30,000	33,380
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 A, 4% 7/1/2051	90,000	89,244
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	35,000	35,334
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	30,000	26,073
		207,885
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series C 1, 3.65% 11/1/2047	100,000	90,300
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	60,000	59,869
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	10,000	10,027
New York NY City Hsg Dev Corp Multifamily Mtg Rev (NY City Mhsg Rev 2014 Proj.) Series 8SPR Class D, 3% 2/15/2048	100,000	99,696
New York NY City Hsg Dev Corp Rev (NY City Mhsg Rev 2019 Proj.) Series 2020 A, 2.55% 8/1/2040	110,000	87,364
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017 L, 3.45% 11/1/2042	15,000	13,673
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	65,000	51,183
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	5,000	4,036
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	15,000	14,906
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	25,963
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	165,000	133,165
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	130,000	99,524
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	75,000	64,061
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	15,000	12,351
		766,118
Industrial Development - 0.2%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	75,000	88,455
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	55,000	42,775
		131,230
Other - 0.1%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2026	50,000	51,124
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	40,000	41,350
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	30,000	29,629
		122,103
Special Tax - 6.1%
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2034	190,000	210,781
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2039	60,000	65,678
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	80,000	85,876
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	20,165
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	320,000	337,271
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	70,000	72,936
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	50,000	52,134
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	145,000	136,928
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2039 (Assured Guaranty Inc Insured)	20,000	10,963
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2045 (Assured Guaranty Inc Insured)	15,000	5,978
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2046 (Assured Guaranty Inc Insured)	25,000	9,449
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2044	90,000	37,818
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3.25% 2/1/2042	50,000	46,360
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2035	120,000	122,709
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2037	130,000	132,729
New York NY City Transitional Fin Auth Rev Series 2017 B, 4% 8/1/2037	50,000	50,509
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	105,000	107,434
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	55,000	57,675
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 3.375% 8/1/2045	65,000	58,522
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2040	75,000	79,353
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	30,000	27,144
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	70,000	71,946
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	50,000	51,650
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	5,000	5,085
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2037	100,000	101,883
New York NY City Transitional Fin Auth Rev Series C 3, 4% 5/1/2044	10,000	10,017
New York NY City Transitional Fin Auth Rev Series FISCAL 2014 C, 5% 11/1/2025	55,000	55,070
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	115,000	119,492
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2043	50,000	50,342
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 3% 11/1/2037	115,000	109,256
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	20,000	21,003
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	80,000	90,173
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	120,000	120,869
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2028	175,000	192,168
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2032	105,000	122,066
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	160,000	177,516
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	70,000	73,668
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	77,365
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	15,000	15,454
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2048	25,000	26,206
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2015B GROUP C, 5% 2/15/2042	35,000	35,181
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	5,000	5,171
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	15,000	16,017
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	10,000	10,559
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	26,330
New York State Dormitory Authority 5% 2/15/2039	110,000	115,974
New York State Dormitory Authority 5% 3/15/2042	100,000	106,117
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2040	180,000	163,313
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	250,000	207,248
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 5% 3/15/2031	190,000	216,866
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2041	50,000	44,780
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032	135,000	99,759
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038	105,000	57,973
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2044	25,000	9,767
NY Mta Dedicated Tax Fund 5% 11/15/2047	165,000	169,880
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032	60,000	45,775
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	35,000	36,895
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2056	80,000	82,732
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4% 5/15/2048	130,000	129,310
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4.125% 5/15/2053	150,000	150,390
		4,949,678
Transportation - 4.6%
Metropolitan Transn Auth NY Rv 5% 11/15/2028	50,000	54,491
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	160,000	156,127
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	50,000	48,942
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	119,728
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	30,000	31,264
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	95,000	99,621
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	15,000	14,886
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	50,000	53,505
Metropolitan Transn Auth NY Rv Series 2017C 1, 3.25% 11/15/2036	85,000	77,897
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	35,000	37,649
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2026	80,000	83,890
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2027	130,000	139,114
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2026	65,000	66,802
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2031	130,000	132,693
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	35,000	35,461
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045 (Assured Guaranty Municipal Corp Insured)	125,000	125,373
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (d)	15,000	15,604
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	100,000	111,201
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	80,000	87,170
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2060 (d)	200,000	213,786
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (d)	20,000	19,085
Port Auth NY & NJ 5% 11/15/2026	110,000	116,081
Port Auth NY & NJ 5% 9/15/2026 (d)	5,000	5,171
Port Auth NY & NJ 5.25% 11/15/2057	175,000	183,623
Port Auth NY & NJ Series 175TH, 3.25% 12/1/2042	130,000	112,948
Port Auth NY & NJ Series 189, 5% 5/1/2027	60,000	60,742
Port Auth NY & NJ Series 189, 5% 5/1/2030	80,000	80,975
Port Auth NY & NJ Series 189, 5% 5/1/2031	50,000	50,595
Port Auth NY & NJ Series 194, 4% 10/15/2045	105,000	105,028
Port Auth NY & NJ Series 194, 5% 10/15/2030	15,000	15,326
Port Auth NY & NJ Series 194, 5% 10/15/2034	55,000	56,114
Port Auth NY & NJ Series 198, 5% 11/15/2046	50,000	51,421
Port Auth NY & NJ Series 202, 5% 10/15/2030 (d)	30,000	31,116
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	32,305
Port Auth NY & NJ Series 209, 5% 7/15/2036	115,000	122,559
Port Auth NY & NJ Series TWO HUNDRED ELEVENTH, 4% 9/1/2043	55,000	55,336
Port Auth NY & NJ Series TWO HUNDRED THIRTEEN, 5% 9/1/2030	70,000	78,270
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2032	50,000	55,643
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2027	65,000	70,191
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2031	75,000	86,222
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	60,000	61,156
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030	85,000	69,830
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032	90,000	68,389
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,646
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2046	50,000	51,158
		3,370,134
Water & Sewer - 1.2%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	40,000	40,323
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	30,000	32,805
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 5% 6/15/2031	25,000	27,804
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	62,434
New York NY Cty Muni Wtr Fin Auth Series 2015HH, 5% 6/15/2029	5,000	5,075
New York NY Cty Muni Wtr Fin Auth Series 2016, 4% 6/15/2038	25,000	25,329
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	25,000	26,262
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2034	45,000	46,052
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	210,000	223,093
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 3% 6/15/2049	105,000	85,830
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	90,000	95,782
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2042	15,000	15,165
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 5% 6/15/2030	25,000	27,886
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB GG 2, 5% 6/15/2029	135,000	145,631
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,891
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,439
		936,801
TOTAL NEW YORK		13,631,481
NORTH CAROLINA - 1.0%
Escrowed/Pre-Refunded - 0.0%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2041 (Pre-refunded to 10/1/2025 at 100)	10,000	10,222
General Obligations - 0.5%
Mecklenburg Cnty NC Gen. Oblig. Series 2018, 3.25% 3/1/2034	65,000	64,739
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	40,000	41,696
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	75,000	81,917
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2028	50,000	54,549
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	35,000	38,956
Wake Cnty NC (Wake Cnty NC Proj.) Series 2021, 5% 3/1/2031	85,000	97,436
		379,293
Health Care - 0.2%
Atrium Health Series 2016 A, 4% 1/15/2045	150,000	146,139
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) Series 2012 A, 4% 12/1/2045	10,000	9,774
		155,913
Transportation - 0.2%
Charlotte NC Arpt Rev Series A, 5% 7/1/2047	55,000	56,859
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	5,000	5,479
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2032	30,000	32,794
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2030	55,000	59,392
		154,524
Water & Sewer - 0.1%
Charlotte NC Wtr & Swr Sys Rev Series 2018, 4% 7/1/2047	25,000	25,072
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	76,088
		101,160
TOTAL NORTH CAROLINA		801,112
NORTH DAKOTA - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2027	85,000	87,520
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	37,237
North Dakota St Hsg Fin Agy Series 2019 C, 3.35% 7/1/2042	20,000	18,269
		55,506
TOTAL NORTH DAKOTA		143,026
OHIO - 2.4%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured)	45,000	24,503
General Obligations - 0.9%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	30,000	30,348
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	30,000	32,838
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	58,976
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	100,000	96,512
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2017A, 5% 12/1/2031	40,000	42,884
Ohio St Spl Oblig (State of Ohio Proj.) Series A, 5% 4/1/2029	40,000	40,423
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	15,000	13,353
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	35,000	36,803
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2028	25,000	25,326
State of Ohio Gen. Oblig. Series 2017B, 5% 9/1/2028	60,000	65,957
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	20,000	20,955
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2029	15,000	15,456
State of Ohio Gen. Oblig. Series 2021 A, 4% 3/1/2038	55,000	57,691
Willoughby-Eastlake Ohio Csd Series 2016, 4% 12/1/2050	160,000	149,168
		686,690
Health Care - 0.5%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2037	5,000	4,909
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	60,000	66,091
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2027	25,000	26,594
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 4% 12/1/2042	100,000	93,950
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	5,000	5,058
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	85,000	87,071
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	50,000	39,168
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2028	145,000	156,464
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	42,439
		521,744
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 3.25% 9/1/2052	95,000	94,453
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 3.5% 9/1/2034	5,000	5,005
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 4% 3/1/2049	10,000	9,545
		109,003
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	31,418
Hamilton OH Sales Tax Series 2016 A, 5% 12/1/2027	55,000	59,146
		90,564
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037	80,000	50,440
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043	30,000	13,703
		64,143
Water & Sewer - 0.7%
Hamilton Cnty OH Swr Sys Rev Series 2019A, 5% 12/1/2029	150,000	168,615
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2040	100,000	90,116
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	65,000	71,807
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	260,000	270,703
		601,241
TOTAL OHIO		2,097,888
OKLAHOMA - 0.5%
Education - 0.0%
University of Oklahoma/The Series 2015C, 5% 7/1/2036	5,000	5,054
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2016 A, 5% 1/1/2047	10,000	10,164
General Obligations - 0.3%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	40,000	40,569
Oklahoma Development Finance Authority (Oklahoma St Proj.) Series 2016 D, 4% 6/1/2036	200,000	202,541
		243,110
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 4% 1/1/2042	30,000	30,144
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2047	30,000	30,953
Oklahoma St Tpk Auth Tpk Rev Series 2017E, 4% 1/1/2031	100,000	102,236
		163,333
TOTAL OKLAHOMA		421,661
OREGON - 0.8%
Education - 0.0%
Oregon St Facs Auth Rev (University of Portland Proj.) Series 2015A, 5% 4/1/2045	35,000	35,158
General Obligations - 0.4%
Clackamas & Wash Cnty OR Sch Dist No 3 Series 2020 A, 0% 6/15/2035	165,000	109,107
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2032 (Oregon St Guaranteed)	50,000	39,056
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed)	20,000	14,470
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed)	10,000	5,720
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed)	10,000	9,514
Washington Clackamas & Yamhill Cntys OR Sch Dist No 88j Series 2018 A, 0% 6/15/2048 (Oregon St Guaranteed)	255,000	84,493
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed)	200,000	105,901
		368,261
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 2.5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	190,000	160,141
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	35,000	36,002
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	110,000	117,496
		313,639
TOTAL OREGON		717,058
PENNSYLVANIA - 3.6%
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2042	150,000	155,259
General Obligations - 0.5%
Allegheny County PA Gen. Oblig. Series C 77, 5% 11/1/2043	25,000	26,412
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	15,000	15,107
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018 A, 4% 7/1/2046	55,000	53,669
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	25,000	25,169
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,968
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	15,000	14,063
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2027	10,000	10,461
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2031	60,000	68,858
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	10,000	10,610
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	25,000	26,276
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	90,000	93,365
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2027	50,000	52,222
		457,180
Health Care - 1.4%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	30,000	29,888
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2020A, 4% 9/1/2050	100,000	93,970
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 3% 11/1/2039	170,000	149,971
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	100,000	100,362
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,225
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2015 A, 4.125% 7/1/2040	90,000	90,088
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 4% 2/15/2040	105,000	105,655
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	10,000	9,679
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	85,000	90,662
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5% 9/1/2039	135,000	135,737
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5% 9/1/2045	135,000	135,413
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5.25% 9/1/2050	70,000	70,168
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	35,000	30,713
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	45,000	45,189
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	25,000	24,753
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	110,000	105,063
		1,227,536
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	20,000	19,334
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	15,000	14,977
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	100,000	78,236
		112,547
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	110,000	108,912
Transportation - 1.2%
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	10,000	10,867
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	65,000	68,351
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	20,000	19,954
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (d)	70,000	71,827
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (d)	110,000	116,309
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	35,000	37,816
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2036	50,000	51,427
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2030	10,000	10,602
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	10,000	10,407
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049	100,000	98,462
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	100,000	98,153
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	30,000	33,057
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	38,295
Pennsylvania Turnpike Commission Series 2019, 5% 12/1/2032	10,000	10,841
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028	115,000	123,340
Pennsylvania Turnpike Commission Series B 2, 6.1% 12/1/2041 (c)(f)	20,000	19,287
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2038	60,000	61,144
		880,139
Water & Sewer - 0.1%
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (Financial Guaranty Ins CO Insured)	15,000	13,307
Westmoreland Cnty PA Mun Auth Series 2016, 3% 8/15/2042	50,000	44,015
		57,322
TOTAL PENNSYLVANIA		2,998,895
RHODE ISLAND - 0.4%
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	95,000	89,753
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2038	70,000	54,178
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2039	50,000	37,768
		181,699
Housing - 0.2%
Rhode Island Hsg & Mtg Fin Cp Series 70, 2.8% 10/1/2034	145,000	132,259
TOTAL RHODE ISLAND		313,958
SOUTH CAROLINA - 0.6%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 3% 12/1/2041	20,000	16,815
South Carolina St Svc Auth Rev 5.75% 12/1/2047	200,000	227,580
South Carolina St Svc Auth Rev Series 2016 A, 3.25% 12/1/2035	10,000	9,605
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2030	80,000	82,058
South Carolina St Svc Auth Rev Series A, 5.5% 12/1/2054	25,000	25,030
		361,088
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 2.25% 2/1/2034	85,000	75,568
Lexington County School District No 2 Series 2016, 3% 3/1/2038	20,000	18,590
		94,158
Health Care - 0.0%
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	25,000	20,057
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	45,000	47,354
TOTAL SOUTH CAROLINA		522,657
TENNESSEE - 0.7%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	50,000	52,089
General Obligations - 0.4%
Memphis TN Gen. Oblig. Series 2021, 4% 5/1/2046	50,000	49,913
Memphis TN Gen. Oblig. Series 2021, 5% 5/1/2030	80,000	90,346
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	51,849
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	50,000	51,886
		243,994
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	20,000	17,099
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	15,000	14,888
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	5,000	4,831
		36,818
Housing - 0.0%
Tennessee Housing Development Agency Series 2016 2B, 3.5% 1/1/2047	30,000	29,921
Tennessee Housing Development Agency Series 2020 1A, 2.4% 1/1/2044	10,000	7,624
		37,545
State G.O. - 0.0%
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,453
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	20,000	20,600
		36,053
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	34,176
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2054	140,000	147,282
		181,458
TOTAL TENNESSEE		587,957
TEXAS - 8.8%
Education - 0.9%
Arlington Higher Education Finance Corp Series 2018, 4% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	77,741
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	20,000	20,924
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	15,000	14,056
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	15,000	16,555
Board of Regents of the University of Texas System Series 2021 A, 5% 8/15/2031	165,000	189,612
Board of Regents of the University of Texas System Series 2022A, 4% 8/15/2042	65,000	65,890
Texas A&M Univ Revs Series 2017E, 5% 5/15/2035	50,000	52,600
Texas A&M Univ Revs Series 2021 A, 3% 5/15/2037	115,000	108,017
University Houston TX Univ Rev Series 2017 C, 3.25% 2/15/2041	165,000	150,748
		696,143
Electric Utilities - 1.0%
Austin TX Elec Util Sys Rev Series 2015A, 5% 11/15/2045	100,000	101,327
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2044	260,000	267,078
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2020 A, 5% 5/15/2050	55,000	58,318
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	10,000	10,583
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.55% 5/1/2030 (b)(d)	50,000	52,900
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	30,000	30,933
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	45,000	46,214
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	90,000	94,125
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	110,000	128,578
		790,056
Escrowed/Pre-Refunded - 0.4%
Denton Independent School District Series 2015 A, 5% 8/15/2045 (Pre-refunded to 8/15/2025 at 100)	100,000	101,891
Houston TX Wtr & Swr Sys Rev 0% 12/1/2027	50,000	45,763
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Pre-refunded to 8/16/2026 at 48.51)	10,000	4,590
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2033 (Pre-refunded to 9/15/2027 at 75.85)	150,000	104,051
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05)	50,000	31,116
		287,411
General Obligations - 2.8%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	52,726
Alvin Tex Indpt Sch Dist Series 2019, 3.375% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	15,000	14,649
Alvin Tex Indpt Sch Dist Series 2020, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	100,000	98,196
Austin TX Indpt Sch Dist Series 2017, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000	5,069
Austin TX Indpt Sch Dist Series 2019, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,833
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	15,000	14,201
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	50,000	46,797
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	40,000	39,665
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	85,000	59,203
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	49,580
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	180,000	173,307
Dallas Cnty Tex Hosp Dist Gen. Oblig. Series 2019, 5% 8/15/2030	75,000	80,807
Dallas TX Isd Series 2019 B, 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	20,000	19,007
Dallas TX Isd Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	115,000	132,743
Del Mar TX College Dist Gen. Oblig. Series 2018 B, 4% 8/15/2048	150,000	143,794
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	20,000	19,698
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,429
Frisco Tex Indpt Sch Dis Series 2019, 4% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,729
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	200,000	201,861
Harris Cnty TX Series 2016 A, 5% 8/15/2033	35,000	36,275
Houston TX Indpt Sch Dist Series 2016, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	55,000	56,541
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,806
Katy TX Ind Sch Dist Series 2019, 4% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,380
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	128,550
Keller Texas Indpt School Dist Series 2020, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	100,000	100,153
Lamar TX Isd Series 2018, 4% 2/15/2050	75,000	73,811
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed)	130,000	54,147
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	190,000	194,556
San Antonio TX Indpt Sch Dist Series 2019, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	20,000	21,753
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	20,000	20,952
Sherman TX Indpt Sch Dist Series 2018 A, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	50,000	52,493
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	51,627
Texas State Gen. Oblig. Series 2018A, 5% 10/1/2026	65,000	68,280
Texas State Gen. Oblig. Series B, 5% 10/1/2033	35,000	36,971
Tomball TX Indpt Sch Dist Series 2018, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	131,192
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	15,000	14,762
		2,352,543
Health Care - 0.3%
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev (Texas Medical Center,Tx Proj.) Series 2017, 4% 11/15/2037	55,000	55,341
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 3% 10/1/2039	55,000	51,168
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	60,000	51,337
		157,846
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	35,000	27,348
Other - 0.1%
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034	100,000	116,639
Special Tax - 0.2%
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	15,000	14,373
El Paso Tex Gen. Oblig. Series 2020, 4% 8/15/2045	100,000	98,915
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured)	40,000	12,791
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	35,000	10,618
Harris County Houston Texas Sports Authority 0% 11/15/2034 (National Public Finance Guarantee Corporation Insured)	15,000	9,470
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured)	120,000	85,911
		232,078
Transportation - 1.7%
Central Texas Turnpike Series C, 5% 8/15/2025	65,000	65,092
Central Texas Turnpike Series C, 5% 8/15/2042	30,000	30,042
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	45,000	40,889
City of Houston TX Airport System Revenue 4% 7/1/2041 (d)	110,000	108,344
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	20,000	21,175
Dallas Fort Worth International Airport 5% 11/1/2032	215,000	247,906
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	35,000	38,296
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	70,000	75,872
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	42,428
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	105,000	102,839
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	40,000	40,445
North TX Twy Auth Rev 0% 1/1/2034 (Assured Guaranty Inc Insured)	75,000	55,181
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured)	25,000	17,024
North TX Twy Auth Rev 0% 1/1/2038 (Assured Guaranty Inc Insured)	100,000	62,613
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	5,000	4,931
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	70,000	72,234
Port of Houston Auth 4% 10/1/2039	115,000	118,210
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2031	65,000	67,596
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	105,000	107,476
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	55,000	59,580
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured)	15,000	12,840
		1,391,013
Water & Sewer - 1.4%
Dallas TX Wtrwks & Swr Sys Rev Series 2018 C, 4% 10/1/2043	100,000	100,264
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2049	75,000	73,420
Houston TX Util Sys Rev 4% 11/15/2049	155,000	152,172
Texas Wtr Dev Brd 3% 10/15/2034	10,000	9,816
Texas Wtr Dev Brd 3% 8/1/2039	300,000	276,478
Texas Wtr Dev Brd 5% 8/1/2033	55,000	61,666
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	62,174
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2034	5,000	5,176
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	10,000	10,199
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	160,000	156,129
Texas Wtr Dev Brd Series 2022, 5% 10/15/2034	125,000	144,043
		1,051,537
TOTAL TEXAS		7,102,614
UTAH - 0.9%
Education - 0.3%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	80,000	81,496
University UT Univ Revs Series 2017 A, 5% 8/1/2029	20,000	21,358
University UT Univ Revs Series 2020 A, 4% 8/1/2039	65,000	66,712
University UT Univ Revs Series 2020 A, 5% 8/1/2037	60,000	66,469
		236,035
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	50,000	57,980
Escrowed/Pre-Refunded - 0.0%
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	10,000	10,142
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	20,000	20,284
		30,426
Health Care - 0.2%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	120,000	122,729
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	25,000	25,457
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (d)	90,000	90,585
Water & Sewer - 0.1%
Salt Lake City Utah Pub Util Rev Series 2020, 4% 2/1/2044	100,000	100,409
TOTAL UTAH		663,621
VIRGINIA - 2.0%
Education - 0.1%
University VA Univ Revs Series 2015 A 1, 4% 4/1/2045	55,000	55,001
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	5,000	5,000
		60,001
Escrowed/Pre-Refunded - 0.0%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	30,000	30,136
Henrico Cnty VA Wtr & Swr Rev Series 2016, 5% 5/1/2046 (Pre-refunded to 5/1/2026 at 100)	30,000	31,191
Virginia College Bldg Auth Edl Series 2015A, 5% 2/1/2028 (Pre-refunded to 2/1/2025 at 100)	10,000	10,062
Virginia Port Auth Port Fac Rev Series 2015A, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (d)	35,000	35,438
		106,827
General Obligations - 1.3%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	20,000	19,713
County of Loudoun VA Gen. Oblig. Series 2023A, 5% 12/1/2029	155,000	174,726
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2036	270,000	301,276
Richmond VA Series 2019 A, 3% 7/15/2034	40,000	39,375
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	45,000	49,550
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2031	100,000	112,018
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2026	100,000	103,280
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2017, 3% 5/15/2036	125,000	121,566
Virginia St Gen. Oblig. Series 2018A, 3% 6/1/2032	5,000	5,006
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2013A, 3% 8/1/2030	100,000	99,097
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 5% 8/1/2029	60,000	67,116
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series A, 3% 8/1/2035	15,000	14,464
Virginia St Pub Bldg Auth Pub Facs Rev (Virginia St Proj.) Series 2022 A, 5% 8/1/2031	80,000	92,184
		1,199,371
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	35,000	34,251
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	50,000	39,506
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	30,000	33,114
		106,871
Special Tax - 0.4%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	45,000	42,032
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	125,000	119,364
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	150,000	146,665
		308,061
Transportation - 0.1%
VA Commlth Trn Bd Grnt Antic Rev Series 2017, 5% 3/15/2027	15,000	15,939
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (d)	50,000	40,895
		56,834
TOTAL VIRGINIA		1,837,965
WASHINGTON - 4.4%
Education - 0.2%
University Wash Univ Revs Series 2012C, 3.25% 7/1/2043	135,000	118,480
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	40,000	31,752
Washington St Higher Ed Facs (Seattle Pacific Univ Proj.) Series 2020 A, 5% 10/1/2042	75,000	72,508
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,233
		257,973
Electric Utilities - 1.3%
Energy Norwthwest WA Elec Rev Series 2015 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	75,000	76,183
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	55,000	57,270
Energy Norwthwest WA Elec Rev Series 2017 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	95,000	101,368
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	65,000	70,029
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	140,000	162,509
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2042	100,000	106,326
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2027	90,000	96,249
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2043	100,000	100,724
Tacoma WA Elec Sys Rev Series 2021, 4% 1/1/2051	135,000	131,851
		902,509
General Obligations - 1.7%
Clark Cnty WA Sch Dist 114 Evergreen Series 2019, 3% 12/1/2038 (State of Washington Guaranteed)	20,000	18,880
King Cnty WA Sch Dist #403 Renton Series 2020, 4% 12/1/2035 (State of Washington Guaranteed)	100,000	104,242
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	35,000	33,984
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	45,000	46,164
State of Washington Gen. Oblig. Series 2015B, 5% 2/1/2028	40,000	40,272
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	30,000	30,748
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	55,000	58,950
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2028	230,000	252,309
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2029	75,000	84,012
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	175,000	189,824
State of Washington Gen. Oblig. Series R 2015C, 5% 7/1/2027	25,000	25,132
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2026	25,000	25,144
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2029	15,000	15,073
State of Washington Gen. Oblig. Series R 2016B, 5% 7/1/2032	50,000	51,258
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	32,081
State of Washington Gen. Oblig. Series R 2020A, 5% 1/1/2026	20,000	20,634
State of Washington Gen. Oblig. Series R 2022A, 5% 2/1/2031	100,000	114,371
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2033	95,000	112,123
Thurston & Pierce Cntys WA Sch Series 2019, 4% 12/1/2035 (State of Washington Guaranteed)	50,000	51,657
		1,306,858
Health Care - 0.5%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 3.5% 8/15/2038	125,000	116,362
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014C, 4% 10/1/2044	55,000	51,871
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	5,000	5,001
Washington St Health Care Facs Auth Rev (Seattle Cancer Care Proj.) 4% 9/1/2050	115,000	106,539
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2037	125,000	127,477
		407,250
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	47,254
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2035	65,000	67,703
		114,957
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 5% 4/1/2034 (d)	150,000	158,378
Water & Sewer - 0.4%
King Cnty WA Swr Rev Series 2020 A, 4% 1/1/2044	225,000	227,424
Seattle WA Wtr Sys Rev Series 2015, 4% 5/1/2045	50,000	49,547
		276,971
TOTAL WASHINGTON		3,424,896
WEST VIRGINIA - 0.2%
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	20,000	19,032
Transportation - 0.2%
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	145,000	141,434
TOTAL WEST VIRGINIA		160,466
WISCONSIN - 0.6%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	41,211
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	35,000	36,356
Wisconsin Health & Educational Facilities Authority Series 2016 A, 3.125% 11/15/2036 (Pre-refunded to 5/15/2026 at 100)	50,000	50,359
		86,715
General Obligations - 0.4%
Milwaukee WI Gen. Oblig. Series 2016 B3, 3% 3/1/2031	50,000	48,048
Wisconsin St Gen. Oblig. 5% 5/1/2031	95,000	109,140
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	65,000	67,415
Wisconsin St Gen. Oblig. Series 2017 3, 5% 11/1/2031	25,000	26,434
Wisconsin St Gen. Oblig. Series 2017, 5% 11/1/2026	40,000	42,132
Wisconsin St Gen. Oblig. Series 2019 A, 4% 5/1/2027	20,000	20,446
		313,615
Health Care - 0.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	5,000	4,501
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2028	5,000	5,256
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) Series 2014A, 5% 11/15/2025	10,000	10,020
		19,777
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	8,188	7,275
Special Tax - 0.0%
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	5,000	4,357
Wisconsin St Transn Rev Series 2017 1, 5% 7/1/2028	10,000	10,674
		15,031
TOTAL WISCONSIN		483,624
WYOMING - 0.0%
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	30,000	28,349
TOTAL MUNICIPAL SECURITIES (Cost $81,519,002)		79,893,210

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $81,519,002)	79,893,210
NET OTHER ASSETS (LIABILITIES) - 1.5%	1,206,067
NET ASSETS - 100.0%	81,099,277

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	1,064,902	1,064,902	512	-	-	-	0.0%
Total	-	1,064,902	1,064,902	512	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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